Roundhill Cannabis ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 86.2%
Money Market Fund — 0.5%
First American Government Obligations Fund, Class X, 5.23% (a)	36,817	$36,817
Total Money Market Fund (Cost $36,817)		36,817

U.S. Treasury Bills — 85.7%
5.39%, 05/02/2024 (b)(c)	5,788,000	5,761,881
Total U.S. Treasury Bills (Cost $5,761,881)		5,761,881
TOTAL SHORT-TERM INVESTMENTS (Cost $5,798,698)		5,798,698

TOTAL INVESTMENTS (Cost $5,798,698) — 86.2%		5,798,698
Other assets and liabilities, net — 13.8%		925,648
NET ASSETS — 100.0%		$6,724,346

(a)	The rate shown is the seven day yield at period end.
(b)	The rate shown is the effective yield as of March 31, 2024.
(c)	Held as collateral for total return swaps.

Percentages are stated as a percent of net assets.

Roundhill Cannabis ETF
Schedule of Total Return Swaps
March 31, 2024 (Unaudited)

Long Total Return Equity Swaps	Fund Pays/Receives Reference Entity	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Upfront Premiums Paid/Received	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Cresco Labs, Inc. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	595,580	-
Curaleaf Holdings, Inc. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	2,102,742	-
Green Thumb Industries, Inc. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	1,771,208	-
Trulieve Cannabis Corp. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	1,201,957	-
Verano Holdings Corp. Swap	Receives	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	June 20, 2024	-	1,075,930	-
						$-	$6,747,417	$-

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Fund	$36,817	$-	$-	$36,817
U.S. Treasury Bills	-	5,761,881	-	5,761,881
Total Investments - Assets	$36,817	$5,761,881	$-	$5,798,698

Swap Contracts*
Long Total Return Equity Swap Contracts	$-	$-	$-	$-
Total Swap Contracts	$-	$-	$-	$-

* Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.